Quarterly Holdings Report
for

Fidelity® Tax-Free Bond Fund

April 30, 2020

SFB-QTLY-0620
1.800354.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.6%
	Principal Amount	Value
Alabama - 1.1%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,800,000	2,133,882
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	$285,000	$298,022
4% 12/1/35	930,000	963,610
4% 12/1/37	1,250,000	1,285,288
4% 12/1/38	240,000	245,986
4% 12/1/39	1,700,000	1,738,114
4% 12/1/41	4,070,000	4,137,969
4% 12/1/44	2,400,000	2,413,080
4% 12/1/49	560,000	559,905
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	24,380,000	25,935,932
Montgomery Med. Clinic Facilities 5% 3/1/36	2,450,000	2,606,653

TOTAL ALABAMA		42,318,441

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	5,012,613
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,685,000	1,904,876
5% 10/1/33	2,200,000	2,481,138
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	965,000	971,572

TOTAL ALASKA		10,370,199

Arizona - 2.1%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/26	1,100,000	1,294,568
5% 6/1/27	500,000	600,240
5% 6/1/29	1,725,000	2,088,578
(Univ. of Arizona Univ. Revs.). Series 2018 B, 5% 6/1/30	1,470,000	1,768,263
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.77%, tender 1/1/37 (a)(b)	1,000,000	916,700
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,090,000	1,056,875
5% 5/1/43	1,000,000	927,750
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,247,934
Series 2017, 5% 7/1/24	3,475,000	3,988,362
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	155,000	138,300
5% 7/1/48	200,000	168,676
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,172,640
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	455,000	420,475
6% 1/1/48 (c)	2,825,000	2,399,640
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	388,583
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/29	1,150,000	1,417,686
5% 7/1/30	1,500,000	1,838,430
5% 7/1/31	800,000	975,536
5% 7/1/32	3,250,000	3,938,480
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	3,170,000	3,468,329
Series 2017 B:
5% 7/1/30	4,000,000	4,692,920
5% 7/1/34	2,000,000	2,292,820
5% 7/1/35	2,000,000	2,284,100
Series 2019 A, 5% 7/1/44	5,615,000	6,401,718
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	7,200,000	7,785,504
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	6,900,750
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2020 A, 5% 7/1/44	8,430,000	10,428,922
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,082,670
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,760,700
5.5% 12/1/29	2,100,000	2,574,852
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	288,460
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.) Series 2017 B, 4% 10/1/23 (c)	4,300,000	4,026,907

TOTAL ARIZONA		82,736,368

California - 3.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series C, 2.1%, tender 4/1/22 (a)	3,585,000	3,642,037
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	2,125,864
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	35,000	35,103
Series 2007, 5.625% 5/1/20	5,000	5,000
5.25% 4/1/35	2,920,000	3,136,022
5.5% 4/1/30	5,000	5,016
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 8/15/52	15,070,000	16,060,702
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,140,000	2,274,520
5% 5/15/38	3,000,000	3,153,600
5% 5/15/43	4,000,000	4,154,080
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	360,000	270,000
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	280,000	210,000
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	5,823,406
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	1,000,000	1,089,450
5% 5/15/26	1,000,000	1,099,690
5% 5/15/27	1,000,000	1,093,990
5% 5/15/28	1,000,000	1,089,080
5% 5/15/32	1,250,000	1,328,225
5% 5/15/33	1,500,000	1,585,980
5% 5/15/40	1,000,000	1,039,420
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	2,275,000	2,329,031
Carlsbad Unified School District Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	1,450,000	1,703,127
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	1,885,822
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,845,281
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	2,500,000	2,724,650
Series 2017 A1:
5% 6/1/21	1,110,000	1,145,398
5% 6/1/22	1,555,000	1,647,802
5% 6/1/23	1,780,000	1,932,315
5% 6/1/24	1,000,000	1,110,190
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,435,852
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	963,027
Series B:
0% 8/1/33	4,350,000	3,097,200
0% 8/1/37	8,000,000	4,883,280
0% 8/1/38	4,225,000	2,478,554
0% 8/1/39	7,220,000	4,062,694
0% 8/1/41	4,900,000	2,543,835
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,180,872
5% 9/1/30	1,370,000	1,511,069
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,381,350
5% 8/1/31	1,630,000	1,911,957
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,357,344
Sacramento County Arpt. Sys. Rev. Series 2016 B, 5% 7/1/41	1,770,000	1,958,452
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	2,082,000
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	897,559
0% 7/1/37	5,105,000	3,130,743
Series 2008 E, 0% 7/1/47 (d)	2,600,000	2,124,746
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	2,930,000	3,401,261
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,102,220
5% 6/1/27	1,000,000	1,095,230
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,700,000	1,509,859
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	998,022
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,563,660
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/27	1,000,000	1,156,000
5% 6/1/28	1,510,000	1,767,304
5% 6/1/29	1,000,000	1,182,300
Univ. of California Revs. Series 2017 AV, 5% 5/15/36	1,610,000	1,913,888
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,196,380
Washington Township Health Care District Rev. Series 2010 A, 5.25% 7/1/30	1,900,000	1,907,163
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	969,730

TOTAL CALIFORNIA		125,308,352

Colorado - 1.0%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,450,000	1,501,084
5% 10/1/43	5,810,000	5,907,201
Colorado Health Facilities Auth.:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	270,000	295,604
5% 9/1/24	225,000	251,881
5% 9/1/25	260,000	295,599
5% 9/1/28	2,200,000	2,561,174
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	4,000,995
Series 2019 A, 4% 11/1/39	2,980,000	3,146,999
Series 2019 A2:
4% 8/1/49	2,900,000	2,755,609
5% 8/1/44	4,800,000	5,120,592
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,996,496
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,265,000	1,367,301
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	1,450,000	1,454,413
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	3,825,000	3,998,885
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,082,960
Series 2010 C, 5.375% 9/1/26	1,000,000	1,007,460

TOTAL COLORADO		37,744,253

Connecticut - 2.6%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,550,000	1,720,330
Series 2016 E:
5% 10/15/26	2,030,000	2,365,782
5% 10/15/29	2,930,000	3,374,979
Series 2018 F:
5% 9/15/25	1,950,000	2,228,090
5% 9/15/27	1,000,000	1,180,560
5% 9/15/28	4,500,000	5,369,085
Series 2020 A:
4% 1/15/33	8,435,000	9,047,381
4% 1/15/34	7,005,000	7,480,359
5% 1/15/32	3,455,000	4,117,842
5% 1/15/40	2,765,000	3,176,377
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	1,050,000	1,159,158
5% 7/1/35	1,200,000	1,319,748
5% 7/1/36	400,000	438,372
5% 7/1/37	1,555,000	1,699,428
5% 7/1/42	3,780,000	4,087,049
Bonds:
Series 2014 B, 1.8%, tender 7/1/24 (a)	4,380,000	4,421,041
Series 2020 B:
5%, tender 1/1/25 (a)	4,450,000	5,116,744
5%, tender 1/1/27 (a)	4,710,000	5,647,949
Series 2016 K, 4% 7/1/46	4,465,000	4,318,369
Series 2019 A:
5% 7/1/34 (c)	1,325,000	1,472,552
5% 7/1/49 (c)	2,040,000	2,183,657
Series 2020 A, 4% 7/1/39	3,000,000	3,067,830
Series 2020 C, 4% 7/1/45	3,945,000	3,981,649
Series G, 5% 7/1/50 (c)	1,100,000	1,157,497
Series K1:
5% 7/1/31	1,500,000	1,550,895
5% 7/1/35	1,280,000	1,293,926
Series N:
5% 7/1/32	550,000	566,720
5% 7/1/33	500,000	510,345
5% 7/1/34	250,000	254,330
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	1,630,000	1,759,194
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	3,125,000	3,774,313
5% 5/1/35	2,325,000	2,790,419
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (c)	2,430,000	2,542,388
5% 4/1/39 (c)	3,125,000	3,170,406
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	570,000	645,690
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	1,020,000	1,168,869
5% 11/1/26	1,735,000	2,024,745

TOTAL CONNECTICUT		102,184,068

Delaware - 0.4%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,421,810
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,300,000	2,770,764
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	4,000,000	4,560,760
5% 7/15/30	6,495,000	7,370,916
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	801,968
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/33	1,250,000	1,488,900
5% 10/1/34	2,000,000	2,365,480
5% 10/1/36	2,000,000	2,329,880
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B:
5% 10/1/21	3,490,000	3,664,570
5% 10/1/23	2,250,000	2,505,893
5% 10/1/25	2,310,000	2,700,783
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/22	5,250,000	5,434,643
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,545,000	5,354,374

TOTAL DISTRICT OF COLUMBIA		41,348,931

Florida - 7.4%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,700,000	1,938,544
Series 2015 C:
5% 7/1/25	1,375,000	1,611,101
5% 7/1/27	1,455,000	1,702,466
Broward County Arpt. Sys. Rev. Series 2012 P-2, 5% 10/1/21	1,630,000	1,715,053
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,908,003
Series 2012 A, 5% 7/1/24	4,345,000	4,709,068
Series 2015 A:
5% 7/1/24	940,000	1,084,224
5% 7/1/26	3,635,000	4,300,787
Series 2016, 5% 7/1/32	1,020,000	1,207,037
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,003,082
Series 2012 A1, 5% 6/1/21	4,525,000	4,717,041
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	3,505,000	3,604,437
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,406,733
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,390,000	2,328,649
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/49	1,640,000	1,658,926
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	4,820,000	5,159,906
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,725,658
Series 2015 C, 5% 10/1/35	2,000,000	2,086,780
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	400,000	508,864
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,154,834
5% 10/1/31	1,075,000	1,256,847
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,221,300
Series 2015 B, 5% 10/1/29	1,250,000	1,461,463
Gainesville Utils. Sys. Rev. Series 2017 A:
5% 10/1/30	2,810,000	3,449,584
5% 10/1/35	5,000,000	5,997,100
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	585,000	627,951
5% 6/1/24	835,000	929,756
5% 6/1/28	655,000	732,270
Hillsborough County Aviation Auth. Rev. Series 2018 F, 5% 10/1/48	2,500,000	2,740,900
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,421,520
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	2,967,094
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2012 A:
4% 10/1/23 (Pre-Refunded to 4/1/21 @ 100)	2,160,000	2,224,627
4% 10/1/23 (Pre-Refunded to 4/1/21 @ 100)	175,000	180,236
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	2,000,000	2,350,760
5% 8/15/34	2,750,000	3,190,770
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,446,515
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,695,285
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	1,530,000	1,614,318
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/20 @ 100)	1,500,000	1,529,550
Series 2010:
5.375% 10/1/35 (Pre-Refunded to 10/1/20 @ 100)	900,000	917,271
5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	755,000	769,874
Series 2014 A, 5% 10/1/37	8,500,000	9,303,335
Series 2014 B, 5% 10/1/34	2,225,000	2,450,838
Series 2016 A, 5% 10/1/41	8,500,000	9,346,260
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,094,340
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,313,332
Series 2014 A:
5% 7/1/25	1,430,000	1,591,519
5% 7/1/27	1,000,000	1,110,420
5% 7/1/28	2,225,000	2,465,078
5% 7/1/29	1,010,000	1,116,020
5% 7/1/44	18,800,000	20,170,896
Series 2014 B, 5% 7/1/30	2,500,000	2,753,025
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/22	2,085,000	2,273,463
5% 11/1/25	6,655,000	7,711,681
Series 2015 A, 5% 5/1/29	12,370,000	14,254,941
Series 2015 B, 5% 5/1/27	2,980,000	3,466,574
Series 2016 A, 5% 5/1/32	10,000,000	11,680,700
Series 2016 B, 5% 8/1/26	4,505,000	5,405,099
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	829,788
5% 7/1/42	800,000	849,872
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	6,315,000	6,540,951
Series 2012 B, 5% 10/1/42	2,500,000	2,589,450
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/28	5,000,000	5,875,900
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,243,530
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	190,000	216,984
5% 12/1/24 (Escrowed to Maturity)	380,000	447,431
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	3,025,000	3,291,140
5% 8/1/23	3,550,000	3,989,632
Series 2015 B:
5% 8/1/23	1,500,000	1,685,760
5% 8/1/25	875,000	1,041,408
Series 2015 D:
5% 8/1/28	1,980,000	2,321,392
5% 8/1/29	6,765,000	7,916,606
Series 2018 A, 5% 8/1/24	760,000	879,738
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	300,000	302,916
5% 7/1/39	400,000	372,432
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,782,621
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	592,885
5% 10/1/28	4,000,000	4,720,880
5% 10/1/30	2,000,000	2,338,420
5% 10/1/32	3,310,000	3,842,016
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,480,000	1,697,930
5% 8/15/32	3,920,000	4,421,094
5% 8/15/35	705,000	786,146
5% 8/15/37	5,000,000	5,540,650
5% 8/15/42	3,400,000	3,727,216
5% 8/15/47	5,200,000	5,659,732
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,425,000	1,597,311
5% 12/1/36	1,100,000	1,182,687
Series 2015 A, 5% 12/1/40	1,000,000	1,059,390
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	960,039
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	760,000	825,656
5% 10/15/49	1,420,000	1,534,182
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,360,715
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,594,297
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	873,188

TOTAL FLORIDA		288,255,690

Georgia - 3.4%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,520,000	1,790,575
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 5, 2.05%, tender 11/19/21 (a)	2,725,000	2,725,845
Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,600,000	9,633,696
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	4,056,428
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,953,710
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,440,000	7,293,171
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	1,000,000	1,052,300
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	1,360,000	1,615,163
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38	1,230,000	1,428,670
Series 2019:
4% 6/15/49	1,180,000	1,269,515
5% 6/15/52	4,315,000	5,080,567
Fulton County Wtr. & Swr. Rev. Series 2013, 5% 1/1/32	10,000,000	10,939,900
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	6,100,000	5,720,275
5% 1/1/30	415,000	464,746
5% 1/1/32	935,000	1,033,811
5% 1/1/34	1,920,000	2,100,538
5% 1/1/35	925,000	1,007,982
5% 1/1/36	1,140,000	1,236,900
5% 1/1/37	1,115,000	1,205,404
5% 1/1/38	1,150,000	1,239,390
5% 1/1/44	2,990,000	3,187,759
Series C, 5% 1/1/22	2,900,000	2,991,611
Series GG, 5% 1/1/23	1,600,000	1,679,200
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,292,632
Series S, 5% 10/1/24	1,575,000	1,722,011
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	4,895,000	5,177,246
4% 7/1/39	2,500,000	2,567,775
4% 7/1/43	2,615,000	2,608,384
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	24,120,000	25,540,668
Series 2019 B, 4%, tender 12/2/24 (a)	6,040,000	6,477,840
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009 1, 2.05%, tender 11/19/21 (a)	2,750,000	2,750,853
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/28	2,560,000	2,790,067
5% 4/1/44	9,105,000	9,557,610

TOTAL GEORGIA		132,192,242

Hawaii - 0.1%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/33	4,200,000	5,017,908
Idaho - 0.4%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	500,000	572,080
5.5% 12/1/26	1,200,000	1,409,496
5.5% 12/1/27	3,250,000	3,808,350
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	1,115,000	1,123,858
5% 7/15/21	1,660,000	1,736,758
5% 7/15/22	1,850,000	1,995,854
5% 7/15/23	880,000	972,074
5% 7/15/24	705,000	799,209
5% 7/15/25	705,000	818,406
5% 7/15/26	500,000	593,130
5% 7/15/27	1,765,000	2,136,815
Series 2019 A, 4% 1/1/50	620,000	662,197

TOTAL IDAHO		16,628,227

Illinois - 18.8%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,435,033
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,176,069
Series 2010 F, 5% 12/1/20	570,000	575,005
Series 2011 A:
5% 12/1/41	1,865,000	1,749,855
5.25% 12/1/41	1,510,000	1,433,352
5.5% 12/1/39	2,700,000	2,655,612
Series 2012 A, 5% 12/1/42	2,815,000	2,626,057
Series 2015 C, 5.25% 12/1/39	800,000	767,512
Series 2016 B, 6.5% 12/1/46	400,000	423,308
Series 2017 A, 7% 12/1/46 (c)	1,400,000	1,534,652
Series 2017 C:
5% 12/1/22	1,370,000	1,393,770
5% 12/1/23	2,730,000	2,781,215
5% 12/1/24	1,840,000	1,875,162
5% 12/1/25	2,830,000	2,878,648
5% 12/1/26	500,000	507,585
Series 2017 D, 5% 12/1/24	1,805,000	1,839,494
Series 2017 H, 5% 12/1/36	440,000	425,300
Series 2018 A:
5% 12/1/24	1,590,000	1,620,385
5% 12/1/29	4,445,000	4,460,735
5% 12/1/31	850,000	845,444
Series 2018 C, 5% 12/1/46	8,695,000	7,960,968
Series 2019 A:
5% 12/1/25	2,500,000	2,542,975
5% 12/1/26	2,100,000	2,131,857
5% 12/1/29	3,095,000	3,106,978
5% 12/1/30	4,045,000	4,055,032
5% 12/1/32	1,700,000	1,677,016
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/26	1,135,000	1,159,777
5% 1/1/27	7,650,000	7,790,837
5% 1/1/28	700,000	712,236
5% 1/1/29	3,860,000	3,915,082
5% 1/1/30	7,450,000	7,542,306
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	815,000	835,090
5% 1/1/36	4,500,000	4,873,320
5% 1/1/37	5,300,000	5,725,166
5% 1/1/41	6,000,000	6,433,140
5% 1/1/46	8,470,000	9,018,348
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	5,175,000	5,511,686
Series 2016 B, 5% 1/1/34	2,835,000	3,123,433
Series 2016 C:
5% 1/1/32	4,750,000	5,272,215
5% 1/1/33	1,305,000	1,441,816
5% 1/1/34	1,510,000	1,663,627
Series 2016 D, 5% 1/1/52	7,075,000	7,674,960
Series 2017 B:
5% 1/1/34	1,515,000	1,693,755
5% 1/1/35	2,540,000	2,830,652
5% 1/1/36	1,650,000	1,832,391
5% 1/1/37	6,400,000	7,086,720
5% 1/1/38	2,250,000	2,485,170
5% 1/1/39	5,000,000	5,510,000
Series 2018 B, 5% 1/1/53	1,125,000	1,244,070
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	12,959,280
Series 2017, 5% 12/1/46	1,900,000	2,082,742
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	980,000	1,052,216
5% 6/1/23	880,000	973,051
5% 6/1/24	1,495,000	1,699,127
5% 6/1/25	745,000	868,379
5% 6/1/26	1,595,000	1,902,357
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	445,000	445,894
Cook County Forest Preservation District Series 2012 C, 5% 12/15/22	1,230,000	1,308,388
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	2,065,000	2,080,942
5.25% 11/15/33	13,180,000	13,221,912
Series 2011 A, 5.25% 11/15/28	1,625,000	1,648,400
Series 2012 C:
5% 11/15/23	4,375,000	4,491,156
5% 11/15/24	3,500,000	3,581,060
5% 11/15/25 (FSA Insured)	5,800,000	6,269,162
Series 2016 A, 5% 11/15/29	6,110,000	6,330,754
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	675,000	800,017
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	5,415,592
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	200,000	234,294
5% 10/1/32	290,000	337,215
5% 10/1/33	500,000	578,380
5% 10/1/35	300,000	344,058
5% 10/1/36	300,000	342,627
5% 10/1/37	350,000	398,363
5% 10/1/38	375,000	425,483
5% 10/1/39	350,000	396,113
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	2,360,000	2,641,218
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,546,881
5% 10/1/33	1,500,000	1,652,655
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	795,000	927,193
5% 7/15/27	1,300,000	1,578,733
5% 7/15/30	1,490,000	1,795,733
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	11,085,000	10,781,714
5% 5/15/43	10,000,000	10,479,300
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	1,425,000	1,652,544
5% 2/15/29	3,455,000	4,044,976
5% 2/15/36	2,390,000	2,711,957
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	490,000	486,178
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,200,000	1,298,040
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,045,000	1,047,814
Series 2017 B, 5%, tender 12/15/22 (a)	3,045,000	3,297,370
Series 2012 A, 5% 5/15/23	700,000	741,328
Series 2012:
4% 9/1/32	3,020,000	3,064,575
5% 9/1/22	800,000	870,320
5% 9/1/32	4,000,000	4,243,640
5% 9/1/38	5,400,000	5,751,054
5% 11/15/43	1,640,000	1,696,236
Series 2013:
4% 5/15/33 (Pre-Refunded to 5/15/22 @ 100)	1,055,000	1,114,302
5% 11/15/24	1,115,000	1,194,054
5% 11/15/27	400,000	424,600
Series 2015 A:
5% 11/15/31	3,500,000	3,879,330
5% 11/15/45	9,750,000	10,039,965
Series 2015 B, 5% 11/15/23	1,845,000	2,036,880
Series 2015 C:
5% 8/15/35	3,340,000	3,590,567
5% 8/15/44	15,400,000	16,145,206
Series 2016 A:
5% 7/1/33	1,850,000	2,055,646
5% 7/1/34	1,000,000	1,108,480
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	1,800,000	2,223,630
5% 7/1/36	1,530,000	1,685,096
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	1,015,000	1,269,227
Series 2016 B:
5% 8/15/30	3,000,000	3,474,090
5% 8/15/33	4,585,000	5,193,705
5% 8/15/34	2,415,000	2,728,008
Series 2016 C:
3.75% 2/15/34	725,000	754,290
4% 2/15/36	3,085,000	3,237,337
4% 2/15/41	9,155,000	9,482,566
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	420,000	496,058
5% 2/15/21	4,080,000	4,196,454
5% 2/15/22	3,600,000	3,829,680
5% 2/15/24	325,000	361,787
5% 2/15/30	13,250,000	15,427,108
5% 2/15/31	2,080,000	2,410,221
5% 2/15/41	3,475,000	3,917,958
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	23,622
5% 12/1/29	1,030,000	1,165,466
5% 12/1/46	2,660,000	2,867,906
Series 2017 A, 5% 8/1/47	430,000	428,207
Series 2017:
5% 1/1/22	2,795,000	2,978,380
5% 7/1/24	1,375,000	1,588,991
5% 1/1/28	3,075,000	3,786,432
5% 7/1/28	2,745,000	3,373,770
5% 7/1/33	3,365,000	4,031,135
5% 7/1/34	2,765,000	3,303,705
5% 7/1/35	2,290,000	2,726,291
Series 2018 A:
4.25% 1/1/44	1,895,000	1,977,414
5% 1/1/44	11,470,000	12,620,900
Series 2019:
4% 9/1/37	400,000	359,256
4% 9/1/39	1,000,000	882,290
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	3,945,000	3,914,624
Series 2006, 5.5% 1/1/31	1,945,000	1,911,040
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	901,270
5% 1/1/23 (FSA Insured)	2,100,000	2,102,478
Series 2012 A:
4% 1/1/23	1,220,000	1,190,805
5% 1/1/33	1,700,000	1,612,688
Series 2012:
5% 8/1/21	1,695,000	1,698,509
5% 3/1/23	1,500,000	1,494,375
5% 8/1/23	1,675,000	1,666,290
5% 3/1/36	1,000,000	935,490
Series 2013 A, 5% 4/1/35	900,000	844,119
Series 2013:
5% 7/1/22	320,000	319,779
5.5% 7/1/38	2,000,000	1,928,660
Series 2014:
5% 2/1/23	1,880,000	1,873,495
5% 2/1/25	2,245,000	2,215,164
5% 2/1/27	1,225,000	1,192,415
5% 4/1/28	580,000	560,854
5% 5/1/28	3,325,000	3,214,477
5% 5/1/32	1,400,000	1,336,748
5% 5/1/33	1,600,000	1,516,448
5.25% 2/1/29	3,000,000	2,944,170
5.25% 2/1/30	2,700,000	2,605,959
5.25% 2/1/31	1,305,000	1,256,154
Series 2016:
5% 2/1/23	880,000	876,955
5% 6/1/25	4,465,000	4,398,293
5% 2/1/26	1,000,000	979,310
5% 6/1/26	610,000	596,159
5% 2/1/27	3,745,000	3,645,383
5% 2/1/28	3,495,000	3,381,447
5% 2/1/29	3,285,000	3,167,528
Series 2017 A:
5% 12/1/23	1,100,000	1,092,993
5% 12/1/26	3,350,000	3,264,274
Series 2017 C, 5% 11/1/29	4,605,000	4,429,872
Series 2017 D:
5% 11/1/21	19,000,000	19,048,640
5% 11/1/25	17,430,000	17,129,681
5% 11/1/26	16,040,000	15,638,038
5% 11/1/27	11,500,000	11,141,545
Series 2018 A:
5% 10/1/26	1,500,000	1,463,070
5% 10/1/28	3,500,000	3,378,690
Series 2019 B:
5% 9/1/21	3,105,000	3,111,893
5% 9/1/22	3,050,000	3,046,767
5% 9/1/23	3,105,000	3,087,985
5% 9/1/24	3,105,000	3,075,751
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	4,990,928	4,952,997
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	1,075,000	1,183,511
5% 2/1/29	10,000,000	11,485,100
5% 2/1/31	1,890,000	2,156,528
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	6,565,000	7,129,524
Series 2014 C, 5% 1/1/38	2,485,000	2,762,848
Series 2015 A, 5% 1/1/37	4,445,000	4,996,580
Series 2016 A:
5% 12/1/31	945,000	1,086,249
5% 12/1/32	6,700,000	7,636,325
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/20 (FSA Insured)	3,850,000	3,829,477
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,909,626
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,745,985
5% 1/1/28	2,780,000	3,230,416
Series 2017, 5% 1/1/29	1,030,000	1,272,411
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,024,270
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,493,296
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,260,000	3,994,517
0% 1/15/25	4,440,000	4,070,636
0% 1/15/26	3,335,000	2,980,890
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (FSA Insured)	32,700,000	11,611,443
0% 6/15/44 (FSA Insured)	19,125,000	6,432,694
0% 6/15/45 (FSA Insured)	12,145,000	3,875,834
0% 6/15/47 (FSA Insured)	10,605,000	3,057,528
Series 2012 B, 0% 12/15/51	5,900,000	913,851
Series 2017 B:
5% 12/15/28	2,000,000	2,041,700
5% 12/15/32	900,000	896,625
Series 2020 A, 5% 6/15/50	17,945,000	16,305,724
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	1,250,000	1,379,400
5% 6/1/24	1,635,000	1,852,700
Univ. of Illinois Rev.:
Series 2010 A:
5% 4/1/25	1,700,000	1,703,604
5.25% 4/1/30	1,020,000	1,022,081
Series 2013:
6% 10/1/42	1,935,000	2,066,348
6.25% 10/1/38	1,900,000	2,052,361
Series 2018 A, 5% 4/1/29	3,940,000	4,557,556
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	3,175,000	2,823,940
Will County Illinois Series 2016, 5% 11/15/41	13,255,000	15,357,641

TOTAL ILLINOIS		732,823,748

Indiana - 1.7%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	1,715,000	1,853,658
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/24	1,000,000	1,134,000
5% 11/1/28	450,000	550,472
5% 11/1/29	1,400,000	1,733,606
5% 11/1/30	315,000	394,166
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,595,000	2,591,860
Series 2012:
5% 3/1/25 (Pre-Refunded to 3/1/22 @ 100)	1,000,000	1,077,070
5% 3/1/30 (Pre-Refunded to 3/1/22 @ 100)	500,000	538,535
5% 3/1/41 (Pre-Refunded to 3/1/22 @ 100)	2,590,000	2,789,611
Series 2015 A, 5.25% 2/1/32	2,940,000	3,313,468
Series 2015, 5% 3/1/36	4,500,000	5,050,350
Series 2016:
5% 9/1/27	1,850,000	2,217,558
5% 9/1/31	1,835,000	2,155,116
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	931,252
5% 10/1/37	1,700,000	1,830,934
Series 2014 A:
5% 10/1/25	1,200,000	1,394,568
5% 10/1/26	1,750,000	2,032,310
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,030,560
(CWA Auth. Proj.) Series 2015 A, 5% 10/1/29	2,295,000	2,651,689
Series 2011 A, 5.25% 10/1/26	1,000,000	1,057,360
Series 2011 B, 5% 10/1/41	2,000,000	2,087,860
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A, 5% 1/1/21	800,000	821,364
Series 2017 A:
5% 1/1/32	4,000,000	4,902,280
5% 1/1/34	2,000,000	2,416,260
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,275,000	3,812,166
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/32	3,000,000	3,703,590
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	4,300,000	4,698,180
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	1,000,000	1,015,570
4% 4/1/46	2,240,000	2,220,982
5% 4/1/40	2,240,000	2,454,995
Series 2020:
4% 4/1/37	1,660,000	1,696,703
5% 4/1/29	1,030,000	1,190,979

TOTAL INDIANA		68,349,072

Iowa - 0.1%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,500,000	2,807,675
Series A:
5% 5/15/43	820,000	763,773
5% 5/15/48	945,000	867,756

TOTAL IOWA		4,439,204

Kansas - 0.5%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	1,390,000	1,516,212
Johnson County Unified School District # 233:
Series 2016 A, 5% 9/1/21	750,000	790,815
Series 2016 B:
5% 9/1/22	1,600,000	1,744,512
5% 9/1/23	290,000	325,960
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	4,020,000	4,365,599
Series 2016 A:
5% 9/1/40	4,200,000	4,750,704
5% 9/1/45	5,125,000	5,755,734

TOTAL KANSAS		19,249,536

Kentucky - 3.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,200,000	1,259,460
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,680,000	1,774,483
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/24	800,000	893,976
5% 1/1/27	1,500,000	1,730,790
5% 1/1/33	1,300,000	1,468,805
Series 2019, 5% 1/1/44	2,245,000	2,584,197
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/33	1,000,000	1,111,520
5% 8/1/44	1,000,000	1,066,790
Series 2019 A2, 5% 8/1/49	2,500,000	2,651,625
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 B:
5% 8/15/32	2,680,000	3,009,533
5% 8/15/33	1,325,000	1,472,976
5% 8/15/35	1,500,000	1,650,165
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	855,000	876,999
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/27	2,255,000	2,577,645
5% 5/1/29	1,865,000	2,126,137
5% 5/1/30	1,250,000	1,406,375
5% 5/1/31	535,000	611,740
5% 5/1/32	280,000	318,374
5% 5/1/33	630,000	715,044
5% 5/1/34	720,000	815,465
5% 5/1/35	425,000	474,887
5% 5/1/36	360,000	401,443
Series 2016 B, 5% 11/1/26	11,400,000	12,971,262
Series A:
4% 11/1/38	635,000	661,232
5% 11/1/27	5,245,000	6,033,324
5% 11/1/28	6,415,000	7,436,204
5% 11/1/29	3,840,000	4,392,154
5% 11/1/30	2,150,000	2,430,403
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (a)	31,480,000	33,025,038
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	4,200,000	4,585,476
Series 2020 C, 5%, tender 10/1/26 (a)	1,440,000	1,649,246
Series 2020 D, 5%, tender 10/1/29 (a)	1,730,000	2,054,513
Series 2013 A:
5.5% 10/1/33	1,275,000	1,376,694
5.75% 10/1/38	3,105,000	3,351,164
Series 2016 A:
5% 10/1/31	6,400,000	7,199,104
5% 10/1/32	7,745,000	8,665,416
5% 10/1/33	4,400,000	4,904,372
Series 2020 A:
4% 10/1/40	1,155,000	1,166,007
5% 10/1/37	2,875,000	3,287,275
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,026,970

TOTAL KENTUCKY		137,214,283

Louisiana - 0.5%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
5% 12/1/34	890,000	964,635
5% 12/1/39	855,000	903,650
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	3,750,000	3,761,556
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,700,000	1,852,592
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	504,052
5% 12/15/27	2,000,000	2,277,920
5% 12/15/29	1,200,000	1,354,020
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/21	610,000	623,694
5% 5/15/23	2,500,000	2,653,475
5.5% 5/15/29	4,035,000	4,040,044

TOTAL LOUISIANA		18,935,638

Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	2,210,000	2,262,554
Series 2013, 5% 7/1/33	1,000,000	1,042,360
Series 2016 A:
4% 7/1/41	1,185,000	1,163,753
4% 7/1/46	1,765,000	1,680,121
5% 7/1/41	480,000	503,870
5% 7/1/46	330,000	343,124
Series 2018 A:
5% 7/1/30	1,185,000	1,398,004
5% 7/1/31	1,100,000	1,286,065
5% 7/1/34	2,000,000	2,318,300
5% 7/1/35	2,745,000	3,168,334
5% 7/1/36	3,250,000	3,736,428
5% 7/1/37	3,000,000	3,431,220
5% 7/1/38	2,275,000	2,589,314
5% 7/1/43	4,500,000	5,016,960
Series 2018, 5% 7/1/48	4,235,000	5,021,270
Maine Tpk. Auth. Tpk. Rev.:
Series 2015, 5% 7/1/37	1,700,000	1,926,831
Series 2018:
5% 7/1/33	700,000	853,902
5% 7/1/34	1,000,000	1,216,070
5% 7/1/35	1,100,000	1,331,946
5% 7/1/36	2,000,000	2,412,080

TOTAL MAINE		42,702,506

Maryland - 0.5%
City of Westminster Series 2016, 5% 11/1/31	1,975,000	2,105,251
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,655,000	1,798,671
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,100,000	1,108,349
Series 2015, 5% 7/1/40	2,000,000	2,122,220
Series 2016 A:
4% 7/1/42	780,000	779,134
5% 7/1/35	2,055,000	2,233,127
5% 7/1/38	1,125,000	1,213,054
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	3,455,000	3,692,808
Series 2019 C, 3.5% 3/1/50	2,830,000	2,955,624
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 3% 11/1/25	485,000	445,938

TOTAL MARYLAND		18,454,176

Massachusetts - 2.0%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,098,139
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	10,000,000	9,141,600
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,285,950
5% 10/1/33	1,355,000	1,466,788
Series 2015 D, 5% 7/1/44	2,575,000	2,685,184
Series 2016 A, 5% 1/1/47	7,000,000	7,301,560
Series 2019, 5% 9/1/59	13,125,000	14,189,569
Series 2020 A, 4% 7/1/45	10,370,000	9,064,624
Series A, 4% 6/1/49	6,745,000	6,464,408
Series BB1, 5% 10/1/46	4,230,000	4,784,638
Series M:
4% 10/1/50	10,565,000	9,604,430
5% 10/1/45	7,960,000	8,473,898
Massachusetts Gen. Oblig. Series 2017 A, 5% 4/1/36	1,280,000	1,524,659

TOTAL MASSACHUSETTS		77,085,447

Michigan - 2.5%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	1,035,000	1,146,242
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,500,000	1,741,920
5% 7/1/48	6,500,000	7,499,115
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	2,170,000	2,474,863
4% 5/1/33 (Build America Mutual Assurance Insured)	2,235,000	2,522,399
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,455,000	1,656,925
Lansing Board of Wtr. & Lt. Util. Rev. Series 2011 A, 5.5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	1,000,000	1,055,390
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2015 I, 5% 4/15/28	2,000,000	2,364,360
Series 2016 I, 5% 4/15/24	705,000	808,762
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,845,000	2,177,580
(Trinity Health Proj.) Series 2017, 5% 12/1/42	1,035,000	1,151,396
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	2,350,000	2,508,461
5% 6/1/20 (Escrowed to Maturity)	750,000	752,375
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	2,400,000	2,604,936
Series 2012:
5% 11/15/36	1,300,000	1,356,706
5% 11/15/42	2,950,000	3,059,298
Series 2013, 5% 8/15/29	3,865,000	4,184,713
Series 2015 MI, 5% 12/1/25	3,000,000	3,467,970
Series 2016:
5% 11/15/32	4,815,000	5,351,584
5% 11/15/41	1,085,000	1,180,664
Series 2019 A, 5% 11/15/48	1,645,000	1,799,646
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	345,000	397,361
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	4,395,000	4,412,760
2.4%, tender 3/15/23 (a)	1,720,000	1,755,742
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	6,380,000	6,364,114
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,156,460
5% 11/1/36	1,250,000	1,433,475
5% 11/1/37	1,000,000	1,144,380
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	4,922,296
5% 5/1/29	4,230,000	5,067,667
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,473,758
5% 12/1/31	2,300,000	2,595,918
5% 12/1/40 (FSA Insured)	3,000,000	3,308,760
Series 2015 G:
5% 12/1/31	1,500,000	1,692,990
5% 12/1/32	1,500,000	1,686,330
5% 12/1/33	2,000,000	2,241,840
Series 2015, 5% 12/1/29	1,600,000	1,821,920
Series 2017 A:
5% 12/1/28	600,000	711,072
5% 12/1/29	550,000	647,581
5% 12/1/30	700,000	818,076
5% 12/1/33	350,000	402,591
5% 12/1/37	500,000	567,380
5% 12/1/37	270,000	305,408
Series 2017 C, 5% 12/1/28	1,100,000	1,309,517

TOTAL MICHIGAN		97,102,701

Minnesota - 1.1%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	7,080,000	7,607,743
5% 2/15/58	11,845,000	12,645,959
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,285,000	1,452,693
Series 2017:
4% 5/1/22	500,000	520,050
5% 5/1/23	500,000	542,970
5% 5/1/24	1,200,000	1,333,272
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/20	675,000	690,014
5% 11/15/24	1,780,000	2,034,433
5% 11/15/25	1,365,000	1,596,354
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	1,000,000	1,121,110
5% 10/1/32	715,000	781,045
5% 10/1/33	875,000	951,335
5% 10/1/45	1,035,000	1,087,381
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,460,000	3,541,345
5% 5/1/48	4,325,000	4,797,463
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	700,000	849,023

TOTAL MINNESOTA		41,552,190

Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,470,000	1,580,456
Hannibal Indl. Dev. Auth. Health Facilities Rev. (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,425,000	3,684,821
5% 10/1/47	2,125,000	2,256,113
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/21	575,000	590,240
5% 1/1/26	240,000	286,877
5% 1/1/28	500,000	624,750
5% 1/1/33	475,000	574,864
Kansas City Spl. Oblig.:
5% 9/1/21	295,000	295,817
5% 9/1/22	500,000	501,465
5% 9/1/23	400,000	401,176
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,404
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	400,000	426,280
3.25% 2/1/28	400,000	428,076
4% 2/1/40	400,000	419,580
5% 2/1/34	3,115,000	3,553,966
5% 2/1/36	1,200,000	1,359,012
5% 2/1/45	1,900,000	2,115,631
Missouri Health & Edl. Facilities Rev. Series 2019 A:
4% 10/1/48	2,150,000	2,303,381
5% 10/1/46	4,225,000	4,862,046
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	735,000	787,383
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	1,400,000	1,557,388
5% 7/1/49	1,150,000	1,271,728
Series A, 5.25% 7/1/26 (FSA Insured)	3,000,000	3,502,230
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	860,000	727,207

TOTAL MISSOURI		34,235,891

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	365,000	394,930
Nebraska - 0.9%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	14,180,000	15,333,968
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 4% 7/1/33	775,000	803,381
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	2,000,000	2,437,220
5% 9/1/32	3,735,000	4,519,724
5% 9/1/33	2,240,000	2,695,930
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,670,000	1,950,393
5% 1/1/34	1,000,000	1,159,190
Series 2016 B, 5% 1/1/32	5,000,000	5,839,500

TOTAL NEBRASKA		34,739,306

Nevada - 1.2%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,705,000	2,921,995
5% 9/1/42	6,665,000	7,014,179
Clark County Arpt. Rev. Series 2019 A:
5% 7/1/24	2,750,000	3,053,655
5% 7/1/25	2,170,000	2,452,773
5% 7/1/26	1,345,000	1,543,482
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B, 5% 6/1/42	3,260,000	3,460,164
Series 2016 A:
5% 6/1/35	4,150,000	4,817,320
5% 6/1/36	6,000,000	6,942,900
Series 2016 B:
5% 6/1/34	7,495,000	8,729,277
5% 6/1/36	2,700,000	3,116,016
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,150,000	1,231,133

TOTAL NEVADA		45,282,894

New Hampshire - 1.0%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	5,188,074	4,974,429
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,000,000	2,200,480
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/32	250,000	280,700
5% 8/1/34	3,000,000	3,341,700
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,300,000	1,469,130
5% 8/1/36	2,000,000	2,210,660
5% 8/1/37	2,400,000	2,644,968
Series 2018, 5% 8/1/35	2,750,000	3,050,878
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	2,100,000	2,367,372
Series 2017 B, 4.125% 7/1/24 (c)	140,000	125,170
Series 2017:
5% 7/1/36	1,200,000	1,314,324
5% 7/1/44	1,000,000	1,063,540
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	1,000,000	1,041,270
4% 7/1/32	900,000	914,139
Series 2016:
4% 10/1/38	1,165,000	1,175,357
5% 10/1/28	3,000,000	3,249,600
5% 10/1/32	5,160,000	5,404,223
5% 10/1/38	3,765,000	3,811,799

TOTAL NEW HAMPSHIRE		40,639,739

New Jersey - 4.1%
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	855,000	649,877
Series A, 5% 11/1/36	5,185,000	5,220,206
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	750,000	573,690
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	6,215,000	6,431,904
Series 2017 B, 5% 11/1/24	10,000,000	10,334,600
Series 2011 EE:
5% 9/1/20	1,255,000	1,261,744
5% 9/1/20 (Escrowed to Maturity)	3,395,000	3,443,284
Series 2013:
5% 3/1/23	7,040,000	7,216,352
5% 3/1/24	6,200,000	6,341,174
5% 3/1/25	700,000	714,448
Series 2014 PP, 5% 6/15/26	6,000,000	6,155,460
Series 2015 XX:
5% 6/15/22	1,525,000	1,557,467
5% 6/15/23	1,000,000	1,026,830
5% 6/15/26	15,000,000	15,473,400
Series 2016 AAA:
5% 6/15/41	2,510,000	2,504,553
5.5% 6/15/30	4,995,000	5,221,823
Series 2016 BBB, 5% 6/15/22	3,120,000	3,186,425
Series LLL, 4% 6/15/49	2,810,000	2,495,336
Series MMM, 4% 6/15/36	800,000	743,856
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	2,879,179
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/20	500,000	502,453
5% 7/1/21	1,155,000	1,196,164
5% 7/1/22	155,000	164,934
5% 7/1/23	550,000	599,627
5% 7/1/24	435,000	485,051
5% 7/1/25	1,055,000	1,195,220
5% 7/1/25	470,000	532,468
5% 7/1/26	155,000	178,737
5% 7/1/27	235,000	270,262
5% 7/1/28	685,000	781,058
5% 7/1/30	1,000,000	1,163,820
Series 2016:
4% 7/1/48	1,800,000	1,703,070
5% 7/1/41	2,190,000	2,298,909
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	1,435,000	1,507,224
5% 12/1/23	1,005,000	1,108,495
5% 12/1/24	580,000	652,720
5% 12/1/25	1,065,000	1,219,308
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	16,055,000	16,247,981
Series 2001 A, 6% 6/15/35 (Pre-Refunded to 6/15/21 @ 100)	1,300,000	1,376,609
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	413,460
Series 2010 A, 0% 12/15/27	7,395,000	5,626,634
Series 2014 AA, 5% 6/15/24	15,000,000	15,475,200
Series 2016 A:
5% 6/15/27	945,000	1,022,140
5% 6/15/28	3,225,000	3,477,485
5% 6/15/29	3,550,000	3,810,890
Series 2016 A-2, 5% 6/15/23	2,495,000	2,644,326
Series 2018 A:
5% 12/15/32	3,205,000	3,231,922
5% 12/15/34	1,000,000	1,008,140
Series A:
4% 12/15/39	1,000,000	915,670
4.25% 12/15/38	2,485,000	2,362,042
Series AA:
5% 6/15/25	2,380,000	2,463,062
5% 6/15/29	1,340,000	1,350,680

TOTAL NEW JERSEY		160,417,369

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,625,000	1,722,679
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	115,000	103,936
5% 5/15/34	230,000	217,134
5% 5/15/39	170,000	153,903
5% 5/15/44	180,000	157,657
5% 5/15/49	355,000	304,732
Series 2019 B1, 2.625% 5/15/25	190,000	170,538

TOTAL NEW MEXICO		2,830,579

New York - 4.2%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,555,000	1,786,617
Series 2016 A, 5% 7/1/32	2,500,000	2,851,650
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	1,975,000	2,039,523
Series 2017 A:
5% 2/15/33	3,595,000	4,217,438
5% 2/15/39	10,000,000	11,498,600
5% 2/15/42	9,860,000	11,271,656
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	500,000	583,715
5% 9/1/35	2,000,000	2,315,880
5% 9/1/36	1,135,000	1,308,882
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	17,050,000	18,214,856
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	1,600,000	1,836,368
Series 2016 C and D, 5% 8/1/28	1,500,000	1,751,520
Series 2016 E, 5% 8/1/28	2,550,000	3,012,978
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,002,820
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	985,370
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011, 5.375% 6/15/43	3,445,000	3,522,581
Series 2012 EE, 5.25% 6/15/30	6,300,000	6,783,021
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/27	2,000,000	2,156,780
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,818,280
Series 2016 A, 5% 5/1/40	1,950,000	2,224,521
Series 2017 B, 5% 8/1/40	2,000,000	2,290,840
Series 2019 B1, 5% 8/1/34	2,000,000	2,385,220
Series E, 5% 2/1/43	4,155,000	4,714,595
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	7,824,342
5% 11/15/29	5,000,000	5,392,850
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	2,000,000	2,155,740
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A:
5% 3/15/31	4,400,000	5,177,216
5% 3/15/32	1,945,000	2,275,903
5% 3/15/34	3,200,000	3,713,408
Series 2018 C, 5% 3/15/38	8,285,000	9,671,329
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	9,517,670
Series 2014 B, 5.25% 11/15/44	2,215,000	2,237,372
Series 2014 C, 5% 11/15/21	2,500,000	2,502,875
Series 2016 B, 5% 11/15/21	1,950,000	1,952,243
Series 2017 C-2:
0% 11/15/29	2,275,000	1,561,492
0% 11/15/33	5,600,000	3,118,416
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,316,087
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,691,710
Series 2017 C, 5% 3/15/31	2,375,000	2,855,059
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/32 (FSA Insured)	1,000,000	1,106,790
5% 12/1/30 (FSA Insured)	1,500,000	1,840,770
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,159,928

TOTAL NEW YORK		163,644,911

North Carolina - 1.6%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/46	2,380,000	2,797,809
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	2,000,000	2,298,080
5% 7/1/42	2,875,000	3,247,313
Series 2017 C:
4% 7/1/36	1,500,000	1,595,535
4% 7/1/37	1,500,000	1,590,975
5% 7/1/29	2,575,000	3,051,633
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,203,816
Series 2012, 5% 11/1/41	1,630,000	1,669,136
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	220,000	261,556
5% 10/1/29	3,500,000	4,112,675
5% 10/1/42	1,820,000	2,033,959
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,789,897
Series 2019 A:
5% 12/1/29	1,390,000	1,639,992
5% 12/1/30	1,440,000	1,688,616
5% 12/1/32	1,095,000	1,262,590
5% 12/1/33	800,000	918,488
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A, 5% 1/1/28	3,500,000	4,062,240
Series 2015 C, 5% 1/1/29	8,000,000	9,251,040
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019:
4% 1/1/55	3,225,000	2,847,707
5% 1/1/43	4,500,000	4,741,155
5% 1/1/44	5,610,000	5,891,510
5% 1/1/49	2,000,000	2,083,880
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	2,900,000

TOTAL NORTH CAROLINA		63,939,602

North Dakota - 0.1%
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	3,700,000	3,721,904
Ohio - 2.9%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	4,611,222
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	1,600,000	1,711,104
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,500,000	1,781,340
5% 2/15/39	1,000,000	1,184,150
5% 2/15/44	3,150,000	3,686,256
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,556,800
Series 2016, 5% 2/15/46	1,280,000	1,447,834
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,655,318
Series 2012 B, 5% 2/15/42	705,000	745,086
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
3% 6/1/48	2,425,000	2,010,931
5% 6/1/27	2,250,000	2,668,905
5% 6/1/28	175,000	210,238
5% 6/1/29	4,100,000	4,967,109
5% 6/1/34	1,210,000	1,421,097
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	500,000	561,530
5% 1/1/27 (FSA Insured)	2,175,000	2,440,589
5% 1/1/31 (FSA Insured)	1,000,000	1,109,020
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	2,000,000	2,399,400
5% 10/1/37	1,250,000	1,489,688
5% 10/1/38	1,500,000	1,782,735
Columbus City School District 5% 12/1/32	1,000,000	1,186,980
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,180,300
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	8,235,000	9,126,686
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,029,181
Lake County Hosp. Facilities Rev.:
Series 2008 C, 6% 8/15/43	400,000	400,728
Series 2015, 5% 8/15/26	1,170,000	1,325,399
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	11,070,000	12,394,193
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	1,900,000	2,062,583
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	1,900,000	1,901,843
5% 2/15/48	4,400,000	4,310,020
Ohio Gen. Oblig. Series 2018 A, 5% 6/15/37	3,470,000	4,036,825
Ohio Higher Edl. Facility Commission Rev. Series 2019, 4% 10/1/44	1,775,000	1,785,082
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	2,500,000	3,003,600
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	825,000	819,176
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	530,000	577,949
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	2,845,422
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,265,000	1,429,222
Series 2019, 5% 2/15/29	3,380,000	3,770,863
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28	3,700,000	4,171,343
5% 1/1/30	1,800,000	2,209,932
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	400,000	414,388
5% 12/1/42	505,000	515,751

TOTAL OHIO		112,937,818

Oklahoma - 0.5%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	1,155,000	1,393,785
5% 9/1/28	1,180,000	1,418,030
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	7,812,980
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,276,507
5% 10/1/32	1,100,000	1,282,424
Oklahoma Dev. Fin. Auth. Rev. Series 2012:
5% 2/15/21 (Escrowed to Maturity)	955,000	986,595
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,800,000	1,933,704
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,210,844

TOTAL OKLAHOMA		20,314,869

Oregon - 1.2%
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	18,000,000	18,277,380
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A:
5.25% 4/1/31	260,000	269,602
5.25% 4/1/31 (Pre-Refunded to 4/1/21 @ 100)	1,640,000	1,703,763
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	6,380,000	6,834,703
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	1,246,708
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,080,000	1,309,252
5% 6/15/35	3,135,000	3,775,637
5% 6/15/36	3,000,000	3,600,090
5% 6/15/37	4,000,000	4,786,600
5% 6/15/38	3,000,000	3,580,710

TOTAL OREGON		45,384,445

Pennsylvania - 5.0%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 4% 7/15/36	2,500,000	2,610,300
Berks County Muni. Auth. Rev. Bonds (Tower Health Proj.):
Series 2020 B1, 5%, tender 2/1/25 (a)	990,000	1,071,695
Series 2020 B2, 5%, tender 2/1/27 (a)	1,700,000	1,887,034
Series 2020 B3, 5%, tender 2/1/30 (a)	970,000	1,107,808
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	1,000,000	1,204,480
5% 7/15/38	1,000,000	1,181,490
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	1,000,000	1,093,320
Series 2018 A, 5% 11/15/24	1,000,000	1,129,420
Coatesville Area School District Series 2017:
5% 8/1/21 (FSA Insured)	920,000	962,706
5% 8/1/22 (FSA Insured)	260,000	280,103
5% 8/1/23 (FSA Insured)	450,000	498,735
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,508,819
Delaware County Auth. Rev. Series 2017, 5% 7/1/26	1,180,000	1,274,058
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	830,000	856,651
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	2,000,000	2,114,680
4% 7/1/38	2,180,000	2,297,567
4% 7/1/39	2,500,000	2,627,425
5% 7/1/44	15,415,000	17,199,132
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,450,000	2,419,792
Series B, 1.8%, tender 8/15/22 (a)	3,255,000	3,212,750
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	1,944,528
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,345,000	2,523,384
Series 2016 A:
5% 10/1/30	4,350,000	4,780,476
5% 10/1/36	4,430,000	4,730,797
5% 10/1/40	2,045,000	2,153,876
Series 2019, 4% 9/1/44	5,165,000	5,194,854
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	3,005,000	3,196,148
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	7,240,000	7,406,230
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	750,000	894,188
5% 7/1/36	1,000,000	1,187,720
5% 7/1/37	800,000	946,080
5% 7/1/38	750,000	883,350
5% 7/1/43	2,000,000	2,316,720
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,585,000	1,727,159
Series 2016:
5% 5/1/29	1,000,000	1,120,860
5% 5/1/31	1,000,000	1,106,600
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/29 (FSA Insured)	5,630,000	6,724,191
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	4,100,000	4,533,165
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	500,000	591,285
5% 7/1/29	500,000	586,765
5% 7/1/30	550,000	641,729
5% 7/1/31	600,000	696,558
5% 7/1/32	550,000	634,574
5% 7/1/33	600,000	688,908
5% 7/1/42	2,390,000	2,679,859
5% 7/1/47	2,000,000	2,226,260
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	11,090,000	9,715,838
Philadelphia Gas Works Rev.:
Series 9, 5.25% 8/1/40	2,325,000	2,348,227
5% 8/1/26	1,000,000	1,172,980
5% 8/1/27	1,000,000	1,169,130
5% 8/1/28	2,000,000	2,331,700
Philadelphia Gen. Oblig.:
Series 2019 A:
5% 8/1/23	1,740,000	1,941,318
5% 8/1/25	4,665,000	5,446,341
Series 2019 B:
5% 2/1/33	1,600,000	1,992,480
5% 2/1/36	1,485,000	1,811,344
5% 2/1/37	1,915,000	2,326,955
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,475,000	4,126,597
Series 2018 A:
5% 9/1/34	1,450,000	1,723,992
5% 9/1/35	1,000,000	1,184,660
Series 2018 B, 5% 9/1/43	1,395,000	1,625,649
Series 2019 A:
4% 9/1/35	2,305,000	2,543,268
4% 9/1/36	2,000,000	2,197,120
5% 9/1/31	1,165,000	1,441,385
5% 9/1/33	2,060,000	2,531,101
5% 9/1/33	6,870,000	8,357,286
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	1,125,000	1,323,675
5% 12/15/37	500,000	578,670
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (FSA Insured)	2,000,000	2,633,680
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,795,000	1,926,179
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	1,490,000	1,600,394
4% 6/1/49	3,545,000	3,783,933
5% 6/1/44	2,595,000	3,013,833
5% 6/1/49	4,145,000	4,784,864
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22 (Pre-Refunded to 6/1/21 @ 100)	1,000,000	1,044,970
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	735,000	850,887
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	1,000,000	1,121,340
5% 8/1/38	3,205,000	3,551,845
5% 8/1/48	2,850,000	3,113,511

TOTAL PENNSYLVANIA		193,969,381

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,680,000	4,767,282
5% 9/1/36	185,000	184,336
Series 2016:
5% 5/15/20	340,000	340,322
5% 5/15/21	2,000,000	2,055,427
5% 5/15/39	3,285,000	3,408,549
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,335,000	1,426,354

TOTAL RHODE ISLAND		12,182,270

South Carolina - 3.3%
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,600,000	1,852,224
5% 7/1/48	12,000,000	13,792,320
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	1,845,000	1,978,799
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,380,000	2,633,851
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,103,598
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,940,000	2,085,869
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/32	4,320,000	5,034,010
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	14,025,000	14,825,687
Series 2014 A:
5% 12/1/49	16,565,000	17,187,513
5.5% 12/1/54	14,400,000	15,267,168
Series 2015 A, 5% 12/1/50	2,045,000	2,138,334
Series 2015 E, 5.25% 12/1/55	3,265,000	3,460,182
Series 2016 B:
5% 12/1/35	3,630,000	3,927,043
5% 12/1/36	5,445,000	5,873,249
Series 2016 C:
5% 12/1/22	500,000	530,610
5% 12/1/23	840,000	905,394
5% 12/1/24	515,000	563,086
5% 12/1/25	600,000	663,696
5% 12/1/26	1,000,000	1,119,960
5% 12/1/27	1,600,000	1,786,640
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	1,430,000	1,581,094
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,915,000	10,138,980
4% 4/15/48	6,915,000	6,929,383
5% 4/15/48	9,380,000	10,200,093

TOTAL SOUTH CAROLINA		129,578,783

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/44	5,000,000	5,305,200
Series 2017:
5% 7/1/30	850,000	991,763
5% 7/1/35	725,000	824,456

TOTAL SOUTH DAKOTA		7,121,419

Tennessee - 1.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 4% 8/1/44	1,800,000	1,744,758
Series 2019 A2:
5% 8/1/37	860,000	931,819
5% 8/1/44	1,190,000	1,269,480
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/20	1,500,000	1,507,748
5% 7/1/23	500,000	545,275
5% 7/1/24	1,000,000	1,088,610
5% 7/1/25	1,000,000	1,083,500
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,590,000	2,435,973
5.25% 10/1/58	7,775,000	8,096,263
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/22	705,000	748,689
5% 5/1/23	1,600,000	1,743,344
5% 5/1/25	1,300,000	1,482,078
5% 5/1/27	1,230,000	1,450,527
5% 5/1/29	1,240,000	1,436,416
5% 5/1/30	2,395,000	2,758,226
5% 5/1/31	1,260,000	1,444,351
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,645,000	6,901,563
Series 2018, 4%, tender 11/1/25 (a)	6,255,000	6,649,065

TOTAL TENNESSEE		43,317,685

Texas - 6.4%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	1,730,000	1,773,492
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,790,386
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/40	2,000,000	2,120,980
5% 1/1/45	1,000,000	1,056,640
Series 2016:
5% 1/1/40	3,000,000	3,194,190
5% 1/1/46	1,800,000	1,904,256
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,678,086
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/27	1,885,000	2,248,315
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	1,625,000	1,874,259
Dallas Independent School District Bonds:
Series 2016, 5%, tender 2/15/22 (a)	30,000	32,256
Series 2019, 5%, tender 2/15/22 (a)	375,000	403,200
Series B6:
5%, tender 2/15/22 (a)	775,000	833,280
5%, tender 2/15/22 (a)	775,000	824,158
Grand Parkway Trans. Corp. Series 2018 A:
5% 10/1/36	5,000,000	5,984,650
5% 10/1/37	10,000,000	11,925,500
5% 10/1/43	5,500,000	6,422,735
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	3,800,000	3,989,886
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	2,000,000	2,418,500
Houston Arpt. Sys. Rev.:
Series 2011 B:
5% 7/1/25	1,460,000	1,515,465
5% 7/1/26	3,000,000	3,112,890
Series 2018 D:
5% 7/1/29	1,900,000	2,262,216
5% 7/1/30	2,500,000	2,953,425
5% 7/1/31	2,250,000	2,648,610
5% 7/1/32	2,000,000	2,336,520
5% 7/1/39	7,080,000	8,065,465
Houston Gen. Oblig. Series 2017 A, 5% 3/1/29	1,080,000	1,293,991
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	1,485,000	1,700,815
Series 2016 B, 5% 11/15/33	1,400,000	1,664,866
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	1,055,000	1,187,244
5% 10/15/34	1,670,000	1,874,158
5% 10/15/35	1,215,000	1,359,038
5% 10/15/44	835,000	891,020
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/33	4,510,000	5,444,833
5% 5/15/35	2,125,000	2,523,204
Series 2015 B:
5% 5/15/30	4,500,000	5,211,315
5% 5/15/31	7,200,000	8,308,080
Series 2015 D:
5% 5/15/27	1,500,000	1,754,460
5% 5/15/29	2,150,000	2,501,117
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,500,000	1,817,400
5% 8/15/47	1,205,000	1,368,482
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,310,483
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,425,000	1,625,540
5% 1/1/34	1,000,000	1,151,830
5% 1/1/35	1,300,000	1,492,582
5% 1/1/36	1,200,000	1,372,932
5% 1/1/37	4,705,000	5,367,229
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	265,000	302,293
5% 1/1/31	370,000	419,883
5% 1/1/33	1,500,000	1,721,475
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	1,968,804
Series 2011 A, 6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	2,100,000	2,242,737
Series 2014 A:
5% 1/1/23	950,000	1,039,291
5% 1/1/24	2,500,000	2,805,025
Series 2015 A, 5% 1/1/32	1,550,000	1,726,917
Series 2015 B, 5% 1/1/31	7,115,000	7,963,748
Series 2016 A:
5% 1/1/32	3,000,000	3,391,710
5% 1/1/39	1,000,000	1,101,060
Series 2017 A, 5% 1/1/43	4,100,000	4,689,990
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	15,110,000	12,623,196
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	1,915,000	1,928,233
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	1,600,000	1,891,296
Series 2017:
5% 2/1/32	1,250,000	1,519,625
5% 2/1/34	1,500,000	1,807,245
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,400,463
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	1,295,000	1,398,833
5% 5/15/25 (Pre-Refunded to 5/15/22 @ 100)	2,245,000	2,432,637
5% 5/15/26	2,560,000	2,764,723
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	4,024,070
5% 10/1/45	4,000,000	4,528,800
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	750,000	892,785
5% 10/1/41	1,500,000	1,738,380
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2015, 5% 9/1/30	5,000,000	5,434,650
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	395,000	456,114
5% 2/15/41	8,335,000	9,433,303
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,634,686	3,606,226
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	3,825,000	4,138,421
Texas Gen. Oblig. Series 2016, 5% 4/1/41	3,120,000	3,627,125
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A:
5% 3/15/28	3,045,000	3,738,590
5% 3/15/31	2,000,000	2,418,560
Series 2019 A:
4% 3/15/34	2,250,000	2,545,875
4% 3/15/35	2,000,000	2,252,720
Texas Wtr. Dev. Board Rev. Series 2018 B, 5% 4/15/49	1,870,000	2,231,920
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/30	3,145,000	3,721,133
5% 2/15/33	3,500,000	4,084,220
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,122,642

TOTAL TEXAS		248,724,697

Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,640,000	1,862,991
5% 7/1/35	1,500,000	1,697,475
5% 7/1/36	1,500,000	1,691,490
5% 7/1/37	1,000,000	1,124,510
5% 7/1/47	1,525,000	1,684,195
Series 2018 B:
5% 7/1/43	3,000,000	3,371,940
5% 7/1/48	3,000,000	3,350,070
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25 (Pre-Refunded to 9/1/22 @ 100)	1,680,000	1,846,706

TOTAL UTAH		16,629,377

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,466,936
5% 10/15/46	2,800,000	2,856,392

TOTAL VERMONT		5,323,328

Virginia - 0.6%
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	1,185,000	1,546,081
5% 8/1/35	1,305,000	1,693,812
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,166,153
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	6,000,000	5,995,376
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	378,366
Series 2016:
4% 6/15/37	345,000	358,879
5% 6/15/28	1,000,000	1,140,110
5% 6/15/33	225,000	249,872
5% 6/15/36	1,000,000	1,100,830
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,590,890
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	475,000	576,460
5% 5/15/33	2,000,000	2,413,920
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,718,350

TOTAL VIRGINIA		21,929,099

Washington - 2.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,016,196
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,423,650
5% 2/1/28	2,000,000	2,307,120
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,138,020
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	1,000,000	1,176,080
5% 1/1/38	1,000,000	1,173,100
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	3,653,370
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	1,500,000	1,729,725
5% 2/1/34	2,400,000	2,761,632
Series 2017 D, 5% 2/1/33	2,100,000	2,517,438
Series 2018 D, 5% 8/1/33	5,450,000	6,595,318
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,941,550
Series R-2017 A:
5% 8/1/27	945,000	1,151,993
5% 8/1/28	945,000	1,148,203
5% 8/1/30	945,000	1,137,544
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	3,800,000	3,829,032
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	405,000	472,044
5% 7/1/31	860,000	987,796
5% 7/1/34	2,645,000	2,965,310
5% 7/1/35	2,350,000	2,615,621
5% 7/1/36	2,250,000	2,486,993
5% 7/1/42	9,220,000	9,887,067
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/24	6,700,000	7,204,577
Series 2018 B:
5% 10/1/30	1,200,000	1,460,220
5% 10/1/31	1,500,000	1,807,530
5% 10/1/32	1,035,000	1,238,719
5% 10/1/33	2,500,000	2,977,800
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,250,000	2,439,023
5% 8/15/30	1,000,000	1,074,640
Series 2015, 5% 1/1/26	2,000,000	2,263,540
Series 2017 B, 4% 8/15/41	7,250,000	7,584,660
Series 2019 A1:
5% 8/1/34	1,895,000	2,098,940
5% 8/1/37	1,000,000	1,083,510
Series 2019 A2:
5% 8/1/35	2,855,000	3,147,580
5% 8/1/39	1,120,000	1,202,096
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,704,560
5% 10/1/35	1,000,000	1,061,740
5% 10/1/40	1,625,000	1,705,909
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (c)	100,000	89,751
5% 7/1/33 (c)	325,000	300,147
5% 7/1/38 (c)	100,000	88,115
5% 7/1/48 (c)	300,000	250,926

TOTAL WASHINGTON		100,898,785

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,840,000	2,085,327
Wisconsin - 1.5%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (c)	705,000	720,700
5% 5/15/28 (c)	580,000	592,395
5.25% 5/15/37 (c)	190,000	191,887
5.25% 5/15/42 (c)	235,000	235,407
5.25% 5/15/47 (c)	235,000	232,652
5.25% 5/15/52 (c)	435,000	427,053
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	4,565,000	5,078,836
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	515,000	471,179
5% 10/1/48 (c)	615,000	551,569
5% 10/1/53 (c)	1,710,000	1,511,247
Roseman Univ. of Health Series 2020, 5% 4/1/50 (c)	1,085,000	958,012
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (a)	10,000,000	11,525,000
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	370,000	372,882
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	630,000	634,908
Series 2014:
4% 5/1/33	1,475,000	1,509,913
5% 5/1/23	1,410,000	1,531,175
5% 5/1/25	775,000	856,088
Series 2015, 5% 12/15/44	10,000,000	10,712,000
Series 2016, 5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	1,290,000	1,548,851
Series 2017 A:
5% 9/1/30	1,270,000	1,412,164
5% 9/1/32	1,100,000	1,205,501
Series 2019 A:
2.25% 11/1/26	1,055,000	936,386
5% 11/1/39	4,210,000	3,752,163
5% 11/1/54	495,000	408,444
Series 2019 B1, 2.825% 11/1/28	1,190,000	1,058,386
Series 2019 B2, 2.55% 11/1/27	760,000	674,226
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,007,390
Series 2013 B, 5% 7/1/26 (Pre-Refunded to 7/1/23 @ 100)	750,000	844,283
Series 2012:
5% 10/1/24	1,400,000	1,483,622
5% 6/1/27	1,000,000	1,051,220
5% 6/1/39	1,190,000	1,230,305
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	3,000,000	3,673,230

TOTAL WISCONSIN		58,399,074

TOTAL MUNICIPAL BONDS
(Cost $3,717,780,791)		3,725,078,472
	Shares	Value

Money Market Funds - 1.4%
Fidelity Tax-Free Cash Central Fund .15% (e)(f)
(Cost $52,514,999)	52,504,499	52,514,944
TOTAL INVESTMENT IN SECURITIES - 97.0%
(Cost $3,770,295,790)		3,777,593,416
NET OTHER ASSETS (LIABILITIES) - 3.0%		117,774,615
NET ASSETS - 100%		$3,895,368,031

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,357,951 or 0.7% of net assets.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$361
Fidelity Tax-Free Cash Central Fund	135,197
Total	$135,558

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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